Prospectus, Class A, B and C | Sterling Capital Equity Index Fund

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Annual Fund Operating Expenses Sterling Capital Equity Index Fund	Class A Shares		Class B Shares	Class C Shares
Management Fees	0.05%		0.05%	0.05%
Distribution and Service (12b-1) Fees	0.50%		1.00%	1.00%
Other Expenses	0.81%		0.81%	0.81%
Total Annual Fund Operating Expenses	1.36%		1.86%	1.86%
Fee Waiver or Expense Reimbursement	(0.25%)	[1]	none	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.11%	[1]	1.86%	1.86%
[1]	The Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2011 through April 30, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example	[3]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on April 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Equity Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	682	958	1,254	2,096
Class B Shares	Class B Shares	589	885	1,106	2,049
Class C Shares	Class C Shares	189	585	1,006	2,180

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Equity Index Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	682	958	1,254	2,096
Class B Shares	Class B Shares	189	585	1,006	2,049
Class C Shares	Class C Shares	189	585	1,006	2,180

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.

Prospectus, Institutional Class | Sterling Capital Equity Index Fund

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND INSTITUTIONAL SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Institutional Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Annual Fund Operating Expenses	Sterling Capital Equity Index Fund Institutional Shares
Management Fees	0.05%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.81%
Total Annual Fund Operating Expenses	0.86%

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example	[3]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Shares	Institutional Shares	88	274	477	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Equity Index Fund Institutional Shares	Institutional Shares	88	274	477	1,061

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 14, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Prospectus, Class A, B and C | Sterling Capital Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf889284_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

Supplement Annual Fund Operating Expenses [Text Block]	scf889284_SupplementAnnualFundOperatingExpensesTextBlock	The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500® Stock Master Portfolio (the "Master Portfolio") and the Fund.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	scf889284_SupplementExpenseExampleTextBlock	In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example	[3]
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on April 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Supplement Additional Information [Text Block]	scf889284_SupplementAdditionalInformationTextBlock	Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
Prospectus, Institutional Class | Sterling Capital Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf889284_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND INSTITUTIONAL SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Institutional Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

Supplement Annual Fund Operating Expenses [Text Block]	scf889284_SupplementAnnualFundOperatingExpensesTextBlock	The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500® Stock Master Portfolio (the “Master Portfolio”) and the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	scf889284_SupplementExpenseExampleTextBlock	In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example	[3]
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Supplement Additional Information [Text Block]	scf889284_SupplementAdditionalInformationTextBlock	Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
Sterling Capital Equity Index Fund | Class A Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[4]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	958
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	2,096
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	958
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,096
Sterling Capital Equity Index Fund | Class B Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	589
3 Years	rr_ExpenseExampleYear03	885
5 Years	rr_ExpenseExampleYear05	1,106
10 Years	rr_ExpenseExampleYear10	2,049
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,049
Sterling Capital Equity Index Fund | Class C Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Sterling Capital Equity Index Fund | Institutional Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.
[4]	The Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2011 through April 30, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.